LIQUIDITY	12 Months Ended
Dec. 31, 2022
Liquidity
LIQUIDITY

NOTE 2. LIQUIDITY

Overview

The Company intends to pursue measures to grow its operations, streamline its cost infrastructure and otherwise increase liquidity, including: (i) refinancing or repaying debt to reduce interest costs and mandatory principal repayments, with such repayment to be funded through potentially expanding borrowing arrangements with certain lenders; (ii) increasing future lease revenue through acquisitions and investments in existing properties; (iii) modifying the terms of existing leases; (iv) replacing certain tenants who default on their lease payment terms; and (v) reducing other and general and administrative expenses.

Management anticipates access to several sources of liquidity, including cash on hand, cash flows from operations, and debt refinancing during the twelve months from the date of this filing. At December 31, 2022, the Company had $0.8 million in unrestricted cash, including a Medicaid overpayment of $0.2 million received in the third and fourth quarter of 2021, which the Company repaid on March 10, 2023 and is recorded in “Accrued Expenses” in the Company’s consolidated balance sheet as of December 31, 2022. In addition, as of December 31, 2022 the Company had $7.6 million of accounts receivable, mainly consisting of patient account receivables, which the Company plans to collect over the next twelve months.

In early 2020, the Company began on-going efforts to investigate alternatives to retire or refinance our outstanding Series A Preferred Stock through privately negotiated transactions, open market repurchases, redemptions, exchange offers, tender offers, or otherwise. Our ability to retire or refinance our outstanding Series A Preferred Stock will depend on the capital markets and our financial condition at such time. There can be no assurance that any such alternative will be pursued or accomplished, and we may not be able to engage in any of these activities or engage in any of these activities on desirable terms. Costs associated with these efforts have been expensed as incurred in “Other expense, net” and were approximately $1.3 million and approximately $1.2 million for the year ended December 31, 2022 and December 31, 2021, respectively.

Series A Preferred Dividend Suspension

We suspended the quarterly dividend payment with respect to our Series A Preferred Stock commencing with the fourth quarter of 2017, and on June 8, 2018, the Board suspended quarterly dividend payments indefinitely with respect to the Series A Preferred Stock. As of December 31, 2022, as a result of the suspension of the dividend payment on the Series A Preferred Stock commencing with the fourth quarter 2017 dividend period, the Company has approximately $45.9 million of undeclared preferred stock dividends in arrears. The dividend suspension has provided the Company with additional funds to meet its ongoing liquidity needs. As the Company has failed to pay cash dividends on the outstanding Series A Preferred Stock in full for more than four dividends periods, the annual dividend rate on the Series A Preferred Stock for the fifth and future missed dividend periods has increased to 12.875%, which is equivalent to approximately $3.20 per share each year, commencing on the first day after the missed fourth quarterly payment (October 1, 2018) and continuing until the second consecutive dividend payment date following such time as the Company has paid all accumulated and unpaid dividends on the Series A Preferred Stock in full in cash.

Debt

As of December 31, 2022, the Company had $52.2 million in indebtedness, net of $1.1 million deferred financing and unamortized discounts. The Company anticipates net principal repayments of approximately $1.8 million during the next twelve-month period, which include approximately $1.7 million of routine debt service amortization, approximately $0.1 million payments on other non-routine debt and a $0.1 million payment of bond debt. For further information, see Note 8 – Notes Payable and Other Debt.

Debt Refinance. On October 21, 2022, the Company, through wholly-owned subsidiaries, consummated a HUD refinancing of its senior mortgages on three SNFs in Ohio. Funding was provided by Newpoint Real Estate Capital LLC (“Newpoint”) pursuant to three HUD guaranteed secured Healthcare Facility Notes (the “HUD Notes”). Proceeds from the HUD Notes were used to pay off existing HUD guaranteed secured mortgages and pay transaction costs. Newpoint is the servicer on other loans extended to the Company.

Consequently, the Company recorded a net loss of approximately $0.4 million on extinguishment of debt during the year ended December 31, 2022, consisting of a $0.2 million prepayment penalty and $0.2 million of expensed deferred financing fees associated with the extinguishment of the Eaglewood Care Center, The Pavilion Care Center, and Hearth & Care of Greenfield loans.

The aggregate principal amount of the three HUD Notes is $7.8 million, and the interest rate on the three HUD Notes is 3.97% fixed for the full term of each HUD Note. The Northwood HUD Note has a principal amount of $5.0 million and matures on November 1, 2052. The Greenfield HUD Note has a principal amount of $2.0 million and matures on November 1, 2050. The Pavilion HUD Note has a principal amount of $0.8 million and matures on December 1, 2039. Payments of principal and interest on the HUD Notes commenced on October 1, 2022. Each HUD Note is secured by a Healthcare Deed to Secure Debt, Security Agreement and Assignment of Rents covering the facilities. Newpoint may declare the loans, accrued interest and any other amounts immediately due and payable upon certain customary events of default.

On September 30, 2021, the Company and the Exchange Bank of Alabama executed a $5.1 million Promissory Note with a 3.95% annual fixed interest rate and maturity date of October 10, 2026 (the “Coosa Credit Facility”). The Coosa Credit Facility refinanced $5.1 million prime + 1.5% variable interest rate debt owed to Metro City Bank with a maturity date of January 31, 2036, (the “Coosa MCB Loan”). The Coosa Credit Facility is secured by the assets of the Company’s subsidiary Coosa Nursing ADK, LLC (“Coosa”) which owns the 124-bed SNF located in Glencoe, Alabama (the “Coosa Facility”) and the assets of the Company’s subsidiary Meadowood Property Holdings, LLC (“Meadowood”) which owns the 161-bed assisted living facility located in Glencoe, Alabama (the “Meadowood Facility”). The Company incurred approximately $0.1 million in new deferred financing fees and expensed approximately $0.1 million deferred financing fees associated with the Coosa MCB Loan.

Consequently, the Company recorded a net gain of approximately $0.1 million on extinguishment of debt during the year ended December 31, 2021, consisting of the $0.2 million gain on forgiveness of the PPP Loan partially offset by $0.1 million of expensed deferred financing fees associated with the extinguishment of the Coosa MCB Loan.

Debt Modification. In conjunction with the September 30, 2021, Coosa Facility refinance, the Company and the Exchange Bank of Alabama signed an agreement on October 1, 2021, (the “Meadowood Credit Facility”), that extended the maturity date on the $3.5 million Meadowood Credit Facility, as amended, in senior debt other mortgage indebtedness secured by the assets of Coosa and the assets of Meadowood, from May 1, 2022, to October 1, 2026. Additionally on August 17, 2021, the Company extended the maturity date on approximately $0.5 million other debt from August 25, 2021, to August 25, 2023 (known as the “KeyBank Exit Notes”). For further information, see Note 8 – Notes Payable and Other Debt.

Debt Covenant Compliance

At December 31, 2022, the Company was in compliance with the various financial and administrative covenants related to all of the Company’s credit facilities.

Changes in Operational Liquidity

Beginning in 2021, several of the Company’s operators have defaulted on their contractual obligations and elected to transition the facilities back to the Company. Given the complexities in identifying and negotiating with new operators, the Company was forced to become the licensed operator of the facilities, most importantly four of the eight leased facilities under the “Foster Lease”. Operating the facilities requires substantial working capital until the facilities can begin receiving the government reimbursements.

Powder Springs Lease. In December 2020, the Company entered into a lease termination agreement with two affiliates of Wellington. Following the Wellington Lease Termination, effective January 1, 2021, Regional leased the Powder Springs Facility to PS Operator LLC (“PS Operator”), an affiliate of Empire Care Center, pursuant to a sublease (the “PS Sublease”). The PS sublease contained a variable lease component. For more information, please reference Note 6- Leases.

During the year ended December 31, 2021, the Company recognized and collected $1.4 million of variable rent for the Powder Springs Facility replacing approximately $2.0 million of cash rent previously anticipated from the Wellington Tenant. During the year ended December 31, 2022, the Company recognized and collected $.9 million in rent.

Healthcare Services segment. As part of the Portfolio Stabilization initiative, the company took back five facilities in 2022. In addition to becoming the licensed operator, the Company is obligated to fund the working capital needs of each facility until patient reimbursement collections begin. For the year ended 2022 and 2021, the Healthcare Services lost $.5 million and $1.8 million, respectively. In addition, the Account Receivable for the segment increased from $0.9 million in 2021 to $6.5 million in 2022. As described in more detail as referenced in Note 6 - Leases, the Company terminated the master lease. As of December 31 2022, the Company operated 2 facilities.

Evaluation of the Company’s Ability to Continue as a Going Concern

Under the accounting guidance related to the presentation of financial statements, the Company is required to evaluate, on a quarterly basis, whether or not the entity’s current financial condition, including its sources of liquidity at the date that the consolidated financial statements are issued, will enable the entity to meet its obligations as they come due within one year of the date of the issuance of the Company’s consolidated financial statements and to make a determination as to whether or not it is probable, under the application of this accounting guidance, that the entity will be able to continue as a going concern. The Company’s consolidated financial statements have been presented on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business.

In applying applicable accounting guidance, management considered the Company’s current financial condition and liquidity sources, including current funds available, forecasted future cash flows, the Company’s obligations due over the next twelve months as well as the Company’s recurring business operating expenses.

The Company is able to conclude that it is probable that the Company will be able to meet its obligations arising within one year of the date of issuance of these consolidated financial statements within the parameters set forth in the accounting guidance.